Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Sales of goods	$ 1,622,286	$ 1,328,675	$ 5,065,682	$ 3,953,974
Provision of services	533,707	556,647	753,281	993,920
TOTAL REVENUE	2,155,993	1,885,322	5,818,963	4,947,894
COST OF SALES	(1,735,046)	(1,444,542)	(4,583,337)	(3,765,429)
GROSS PROFIT	420,947	440,780	1,235,626	1,182,465
OPERATING EXPENSES
Amortization	2,257	2,821	6,771	8,464
Depreciation	85,939	139,358	234,403	424,039
Director fees	122,965	131,469	394,803	375,369
Insurance	157,314	234,279	468,315	954,259
Office and miscellaneous	1,330,796	620,696	3,209,956	1,699,555
Professional fees	85,395	424,717	691,458	1,229,244
Research and development	321,331	347,373	609,029	659,832
Share-based payments	474,729	400,575	1,139,063	904,629
Travel	302,573	57,436	607,615	174,367
Employee and management expenses	2,463,477	1,766,354	6,870,712	5,622,176
Total operating expenses	(5,346,776)	(4,125,078)	(14,232,125)	(12,051,934)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(1,837,618)	3,575,559	(1,860,107)	2,788,734
Finance and other gain	366,000	38,632	410,494	85,436
Foreign exchange gain (loss)	1,127,680	(48,216)	1,023,272	26,344
Gain (loss) on disposal of assets	16,545	7,846	16,242	32,148
Gain (loss) on recovery (impairment) of notes receivable	35,461	7,564	69,646	18,425
Other income (expense)	47,964	(97,281)	(19,831)	(1,237,169)
Total Other operating income	(243,968)	3,484,104	(360,284)	1,713,918
NET LOSS	(5,169,797)	(200,194)	(13,356,783)	(9,155,551)
Items that may be reclassified to profit or loss
Foreign exchange translation	(248,065)	1,086	(258,710)	(15,935)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(7,142)	(165,441)	7,143	(175,117)
COMPREHENSIVE LOSS	$ (5,425,004)	$ (364,549)	$ (13,608,350)	$ (9,346,603)
Net Loss per share - Basic	$ (0.25)	$ (0.06)	$ (1.17)	$ (3.28)
Net Loss per share - Diluted	$ (0.25)	$ (0.06)	$ (1.17)	$ (3.28)
Weighted average number of common shares outstanding - Basic	20,555,945	3,351,778	11,379,877	2,794,072
Weighted average number of common shares outstanding - Diluted	20,555,945	3,351,778	11,379,877	2,794,072